REPORTABLE SEGMENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

6. REPORTABLE SEGMENTS

The Company operates in two business segments: referenced neurometric information services and clinical services. Neurometric Information Services, provides data, in the form of a PEER Report, to psychiatrists and other physicians/prescribers to enable them to make a more informed decision when treating a specific patient with mental, behavioral and/or addictive disorders. Clinic operates NTC, a full service psychiatric practice.

The following tables show operating results for the Company’s reportable segments, along with reconciliation from segment gross profit (loss) from operations, the most directly comparable measure in accordance with generally accepted accounting principles in the United States, or GAAP:

	Three months ended March 31, 2012
	Reference Neurometric	Clinic	Eliminations	Total
Revenues	37,200	188,900	(12,000)	214,100
Operating expenses:
Cost of revenues	35,900	12,000	(12,000)	35,900
Research	67,400	—	—	67,400
Product Development	162,800	—	—	162,800
Sales and marketing	304,200	10,800	—	315,000
General and administrative	788,800	262,200	—	1,051,000
Total operating expenses	1,359,100	285,000	(12,000)	1,632,100
Loss from operations	$(1,321,900)	$(96,100)	$—	$(1,418,000)

	Three months ended March 31, 2011
	Reference Neurometric	Clinic	Eliminations	Total
Revenues	38,400	162,600	(9,200)	191,800
Operating expenses:
Cost of revenues	36,500	9,200	(9,200)	36,500
Research	119,300	—	—	119,300
Product Development	116,400	—	—	116,400
Sales and marketing	321,400	26,100	—	347,500
General and administrative	764,500	314,700	—	1,079,200
Total operating expenses	1,358,100	350,000	(9,200)	1,698,900
Loss from operations	$(1,319,700)	$(187,400)	$—	$(1,507,100)

	Six months ended March 31, 2012
	Reference Neurometric	Clinic	Eliminations	Total
Revenues	75,200	341,200	(18,000)	398,400
Operating expenses:
Cost of revenues	75,100	18,000	(18,000)	75,100
Research	137,100	—	—	137,100
Product Development	275,300	—	—	275,300
Sales and marketing	590,400	54,700	—	645,100
General and administrative	1,597,200	514,800	—	2,112,000
Total operating expenses	2,675,100	587,500	(18,000)	3,244,600
Loss from operations	$(2,599,900)	$(246,300)	$—	$(2,846,200)

Six months ended March 31, 2011
	Reference Neurometric	Clinic	Eliminations	Total
Revenues	72,800	283,200	(16,400)	339,600
Operating expenses:
Cost of revenues	72,500	16,400	(16,400)	72,500
Research	330,300	—	—	330,300
Product Development	260,800	—	—	260,800
Sales and marketing	565,100	29,200	—	594,300
General and administrative	1,597,500	535,600	—	2,133,100
Total operating expenses	2,826,200	581,200	(16,400)	3,391,000
Loss from operations	$(2,753,400)	$(298,000)	$—	$(3,051,400)

The following table includes selected segment financial information as of March 31, 2012, related to total assets:

	Reference Neurometric	Clinic	Total
Total assets	$645,400	$59,500	$704,900

7.	REPORTABLE SEGMENTS

The Company operates in two business segments:  reference neurometric and clinic.  Neurometric Information Services (formerly called Laboratory Information Services) provides data to psychiatrists and other physicians/prescribers to enable them to make a more informed decision when treating a specific patient with mental, behavioral and/or addictive disorders provides reports (“Peer Reports”).  The Clinic segment operates NTC, a full service psychiatric practice.

The following tables show operating results for the Company’s reportable segments, along with reconciliation from segment gross profit to (loss) from operations, the most directly comparable measure in accordance with generally accepted accounting principles in the United States, or GAAP:

	Year ended September 30, 2011
	Neurometric Information Services	Clinic	Eliminations	Total
Revenues	146,200	634,500	(34,800)	745,900

Operating expenses:
Cost of revenues	147,100	34,800	(34,800)	147,100
Research	482,800	-	-	482,800
Product development	442,000	-	-	442,000
Sales and marketing	1,132,800	98,700	-	1,231,500
General and administrative	3,197,900	1,074,000		4,271,900
Total operating expenses	5,402,600	1,207,500	(34,800)	6,575,300

Loss from operations	$(5,256,400)	$(573,000)	$0	$(5,829,400)

	Year ended September 30, 2010
	Neurometric Information
	Services	Clinic	Eliminations	Total
Revenues	156,000	535,700	(53,200)	638,500

Operating expenses:
Cost of revenues	135,100	19,900	(19,900)	135,100
Research and development	738,800	-	-	738,800
Product development	381,700	-	-	381,700
Sales and marketing	853,100	17,800	-	870,900
General and administrative	4,296,200	754,100	(33,300)	5,017,000
Total operating expenses	6,404,900	791,800	(53,200)	7,143,500

Loss from operations	$(6,248,900)	$(256,100)	$0	$(6,505,000)

The following table includes selected segment financial information as of September 30, 2011, related to total assets:

	Reference Neurometric	Clinic	Total

Total assets	$308,800	$61,200	$370,000